Investment Strategy	Nov. 10, 2026
JNL/DoubleLine Shiller Enhanced CAPE Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by looking to achieve total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector Tilted II ER USD Index (the “Index”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the fifth paragraph in the entirety and replace with the following:

The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return. The Index also applies a risk-aware sector weighting approach designed to reduce the magnitude of active sector weights relative to the broader equity market.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the seventh paragraph in the entirety and replace with the following:

Through the Index, the Fund will have focused exposures to the sectors making up the Index. The Index’s methodology calculates normalized earnings for each of the eleven GICS sectors over the past ten years, adjusts those earnings for inflation, and uses the resulting information to calculate valuation measures for each sector. As of the date of this Prospectus, the eleven sectors making up the Index include: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology, Utilities and Real Estate. Under the Index methodology, selected sectors that are deemed to be undervalued are overweighted and sectors that are excluded by the methodology are underweighted, subject to sector weight constraints, including a maximum sector weight. The Index also incorporates a volatility adjustment under which active overweights and underweights are allocated based on inverse volatility, so that higher-volatility sectors receive lower active weights relative to lower-volatility sectors. These features are intended to promote diversification and provide a more benchmark-aware implementation of the CAPE® methodology across sectors. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly.